Long-Term Debt (Summary Of Long-Term Debt And Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 New Term Loan A [Member]	Dec. 31, 2011 New Term Loan B [Member]	Dec. 31, 2010 Predecessor Term Loan [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member]	Nov. 18, 2011 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2011 6.125% Senior Notes Due 2016 [Member]	Dec. 31, 2010 6.125% Senior Notes Due 2016 [Member]	Dec. 31, 2011 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2010 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	May 21, 2008 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2011 Installment Notes And Other Unsecured Long-Term Debt [Member]	Dec. 31, 2010 Installment Notes And Other Unsecured Long-Term Debt [Member]	Dec. 31, 2011 Capital Lease Obligations [Member]	Dec. 31, 2010 Capital Lease Obligations [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Long-term debt and capital lease obligations	$ 3,574,998	$ 3,018,464	$ 725,000	$ 1,386,258	$ 2,481,434	$ 875,000		$ 398,416	$ 398,047	$ 81,648	$ 78,098		$ 4,264	$ 5,184	$ 104,412	$ 55,701
Less current maturities	(85,509)	(34,745)
Long-term debt and capital lease obligations, less current maturities	3,489,489	2,983,719
Long-term debt, discount amount				$ 13,742				$ 1,584	$ 1,953	$ 9,802	$ 13,352	$ 58,100
Installment notes and other unsecured long-term debt interest rate, Minimum													4.20%
Installment notes and other unsecured long-term debt interest rate, Maximum													7.50%
Debt instrument, interest rate						7.375%	7.375%	6.125%		3.75%
Debt instrument maturity dates						2020				2028			2025